SHAREHOLDERS' (DEFICIT) EQUITY - Stock Options Outstanding and Exercisable (Details) - Stock options - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY (DEFICIT)
Options Outstanding (in shares)	36,425	49,040	60,212
Weighted Average Remaining Contractual Life (in years)	2 years 6 months	2 years 9 months 18 days	3 years 7 months 6 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 93.55	$ 129.60	$ 111.20
Number Exercisable (in shares)	26,972
Weighted average exercise price of options exercisable (in dollars per share)	$ 113.40
$156.00 Exercise Price Per Share
SHAREHOLDERS' EQUITY (DEFICIT)
Options Outstanding (in shares)	5,370
Weighted Average Remaining Contractual Life (in years)	1 month 6 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 156.00
Number Exercisable (in shares)	5,370
Weighted average exercise price of options exercisable (in dollars per share)	$ 156.00
$128.00 Exercise Price Per Share
SHAREHOLDERS' EQUITY (DEFICIT)
Options Outstanding (in shares)	2,475
Weighted Average Remaining Contractual Life (in years)	9 months 18 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 128.00
Number Exercisable (in shares)	2,475
Weighted average exercise price of options exercisable (in dollars per share)	$ 128.00
$106.00 Exercise Price Per Share
SHAREHOLDERS' EQUITY (DEFICIT)
Options Outstanding (in shares)	9,830
Weighted Average Remaining Contractual Life (in years)	2 years 1 month 6 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 106.00
Number Exercisable (in shares)	8,874
Weighted average exercise price of options exercisable (in dollars per share)	$ 106.00
$112.00 Exercise Price Per Share
SHAREHOLDERS' EQUITY (DEFICIT)
Options Outstanding (in shares)	1,500
Weighted Average Remaining Contractual Life (in years)	2 years 3 months 18 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 112.00
Number Exercisable (in shares)	1,300
Weighted average exercise price of options exercisable (in dollars per share)	$ 112.00
$153.00 Exercise Price Per Share
SHAREHOLDERS' EQUITY (DEFICIT)
Options Outstanding (in shares)	5,750
Weighted Average Remaining Contractual Life (in years)	2 years 9 months 18 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 153.00
Number Exercisable (in shares)	4,719
Weighted average exercise price of options exercisable (in dollars per share)	$ 153.00
$103.20 Exercise Price Per Share
SHAREHOLDERS' EQUITY (DEFICIT)
Options Outstanding (in shares)	1,500
Weighted Average Remaining Contractual Life (in years)	3 years 2 months 12 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 103.20
Number Exercisable (in shares)	900
Weighted average exercise price of options exercisable (in dollars per share)	$ 103.20
$0.86 Exercise Price Per Share
SHAREHOLDERS' EQUITY (DEFICIT)
Options Outstanding (in shares)	10,000
Weighted Average Remaining Contractual Life (in years)	4 years 6 months
Weighted average exercise price of options outstanding (in dollars per share)	$ 0.86
Number Exercisable (in shares)	3,334
Weighted average exercise price of options exercisable (in dollars per share)	$ 0.86
$93.55 Exercise Price Per Share
SHAREHOLDERS' EQUITY (DEFICIT)
Options Outstanding (in shares)	36,425
Weighted Average Remaining Contractual Life (in years)	2 years 6 months
Weighted average exercise price of options outstanding (in dollars per share)	$ 93.55
Number Exercisable (in shares)	26,972
Weighted average exercise price of options exercisable (in dollars per share)	$ 113.40